Property and Equipment, Net (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment, Net
Property and Equipment, Gross	$ 33,434,812	$ 99,695,581	$ 107,182,437
Less: accumulated depreciation	(7,683,998)	(10,088,649)	(7,693,878)
Total	25,750,814	89,606,932	99,488,559
Land
Property and Equipment, Net
Property and Equipment, Gross	863,105	863,105	1,366,650
Buildings and leasehold improvements
Property and Equipment, Net
Property and Equipment, Gross	16,001,232	17,567,628	15,529,928
Furniture and equipment
Property and Equipment, Net
Property and Equipment, Gross	7,941,975	9,709,714	7,962,363
Software
Property and Equipment, Net
Property and Equipment, Gross	202,815	221,540	221,540
Vehicles
Property and Equipment, Net
Property and Equipment, Gross	241,864	646,257	513,135
Construction-in-progress
Property and Equipment, Net
Property and Equipment, Gross	245,684	794,958	10,510,166
Right of use asset under finance lease
Property and Equipment, Net
Property and Equipment, Gross	$ 7,938,137	$ 69,892,379	$ 71,078,655